Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2022
Summary of Significant Accounting Policies
Summary of the impact by financial statement line item of the corrections

	As of and For the Year Ended May 31, 2021
(in thousands, except per share amount)	Previously Reported	Adjustments	Revised(2)
Inducement interest expense	$(11,366)	$(2,556)	$(13,922)
Total interest and other expense	$(50,078)	$(2,556)	$(52,634)
Loss before income taxes	$(154,674)	$(2,556)	$(157,230)
Net loss	$(154,674)	$(2,556)	$(157,230)
Basic and diluted loss per share	$(0.27)	$—	$(0.27)
Additional paid-in capital (1)	$489,650	$23,146	$512,796
Accumulated deficit (1)	$(511,294)	$(23,146)	$(534,440)
(1)	Previously Reported accumulated deficit includes adjustments of $15,533, $4,532, and $525 for the fiscal years ended May 31, 2020, 2019 and 2018, respectively.
(2)

Also refer to Note 14, Restatement for additional information in regards to restated amounts presented in the fiscal year ended May 31, 2021, and quarterly information within the fiscal year May 31, 2022.